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                     MFS(R) International Opportunities Fund
                   MFS(R) International Strategic Growth Fund
                         MFS(R) International Value Fund
                 MFS(R) Intermediate Investment Grade Bond Fund
                            MFS(R) Research Bond Fund
                       MFS(R) Emerging Opportunities Fund
                           MFS(R) Large Cap Value Fund
                          MFS(R) High Quality Bond Fund
                           MFS(R) Strategic Value Fund
                        MFS(R) Emerging Markets Debt Fund
                               MFS(R) Income Fund
                           MFS(R) European Equity Fund
                             MFS(R) High Yield Fund
                         MFS(R) Concentrated Growth Fund
                            Vertex(SM) All Cap Fund
                           Vertex(SM) Contrarian Fund
                             Vertex(SM) Income Fund
                   MFS(R) New York High Income Tax Free Fund
                 MFS(R) Massachusetts High Income Tax Free Fund

          SUPPLEMENT TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.


                The date of this Supplement is September 15, 1998
                        (as revised September 1, 2000).